NET INCOME PER SHARE (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
SCHEDULE OF NET INCOME PER SHARE BASIC AND DILUTED

The following table sets forth the basic and diluted net loss per share computation and provides a reconciliation of the numerator and denominator for the years presented:

	For the Nine Months Ended March 31,
	2025	2024
Numerator:
Net income	$2,314,740	$6,040,394
Less: net income attributable to non-controlling interest	(62,407)	346,503
Net income attributable to Gamehaus Holdings Inc’s shareholders	$2,377,147	$5,693,891

Denominator:
Weighted average number of ordinary shares*	53,569,358	50,000,000

Net income attributable to Gamehaus Holdings Inc’s shareholders per share
Basic and diluted	0.04	0.11

*	Presented on a retroactive basis to reflect the reverse recapitalization that is discussed in Note 1.

Gamehaus Inc [Member]
SCHEDULE OF NET INCOME PER SHARE BASIC AND DILUTED

The following table sets forth the basic and diluted net loss per share computation and provides a reconciliation of the numerator and denominator for the years presented:

	For the year ended June 30,
	2024	2023
Numerator:
Net income	$8,590,761	$4,094,161
Less: net income attributable to non-controlling interest	342,339	304,348
Net income attributable to Gamehaus’ shareholders	$8,248,422	$3,789,813

Denominator:
Weighted average number of ordinary shares	75,409,060	75,409,060
Incremental weighted average number of ordinary shares from assumed conversion of preferred shares using if-converted method*	74,737,127	74,737,127

Net income attributable to Gamehaus’ shareholders per share
Basic	0.05	0.03
Diluted	0.05	0.03

*	On September 16, 2023, all of the directors of the Company passed the resolution to unconditionally waive any rights, preferences, and privileges of Preferred Shares under the Memorandum and Articles of the Company.